RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Composition of deferred income ta and social contributions Consolidated (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)
Temporary difference unused tax losses and unused tax credits
Deferred tax assets | R$		R$ 3,566,415		R$ 3,736,616
Deferred tax liabilities | R$		11,457,536		11,202,514
ELETRONORTE
Temporary difference unused tax losses and unused tax credits
Deferred tax assets | R$		2,278,753		2,203,754
Deferred tax liabilities | R$		R$ 1,400,319		R$ 1,364,046
Parent
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	$ 3,566,415		$ 3,736,616
Deferred tax liabilities	11,457,536		11,202,514
Parent | Provisions for contingencies
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	122,061		128,391
Parent | Allowance for doubtful accounts (ADA)
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	108,657		119,327
Parent | Operating Provisions
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	294,722		429,504
Parent | Adjustment of the Law 11.638/2007 - RTT (IFRS)
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	222,762		239,679
Deferred tax liabilities	51,964		205,285
Parent | Unrealized tax credits
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	228,822		205,239
Parent | Credit Tributary w/o Tax Loss and Negative Social Contribution (a)
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,503,633		2,394,400
Parent | Other
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	85,758		220,076
Deferred tax liabilities	361,067		577,144
Parent | Financial assets available for sale
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	394,958		320,560
Parent | Accelerated depreciation
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	350,531		113,793
Parent | Tax debit on actuary gains
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	410,698
Parent | Current revenue renegotiated energy credits
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities			259,183
Parent | Remuneration of the Existing Basic Grid System - Existing Systems
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	$ 9,888,318		$ 9,726,549